Discontinued operations - Schedule of cashflows from discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Net cash flows from/(used in) operating activities	€ 0	€ 193	€ (44)
Net cash flows from/(used in) investing activities	40	(188)	(59)
Net cash flows used in financing activities	0	(18)	(14)
Net cash flows from/(used in) discontinued operations	€ 40	€ (13)	€ (117)